SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 86.7%
	AEROSPACE & DEFENSE - 5.5%
11,499	Raytheon Technologies Corporation	$ 1,135,181

	ASSET MANAGEMENT - 5.0%
91,940	Blue Owl Capital, Inc.	1,038,922

	BANKING - 8.3%
9,959	East West Bancorp, Inc.	699,221
8,112	First Republic Bank	1,035,173
		1,734,394
	CHEMICALS - 2.6%
7,936	Corteva, Inc.	532,982

	CONTAINERS & PACKAGING - 5.1%
12,795	Crown Holdings, Inc.	1,051,877

	ELECTRICAL EQUIPMENT - 10.0%
60,974	API Group Corporation(a)	1,171,920
3,424	Rockwell Automation, Inc.	904,689
		2,076,609
	ENGINEERING & CONSTRUCTION - 5.7%
12,978	MasTec, Inc.(a)	1,178,792

	HEALTH CARE FACILITIES & SERVICES - 13.2%
3,663	AmerisourceBergen Corporation	625,237
4,493	Charles River Laboratories International, Inc.(a)	1,026,965
2,112	Chemed Corporation	1,098,240
		2,750,442
	INTERNET MEDIA & SERVICES - 7.9%
9,447	Alphabet, Inc., Class A(a)	954,053
13,674	Match Group, Inc.(a)	691,357
		1,645,410
	PUBLISHING & BROADCASTING - 4.9%
16,619	Liberty Media Corporation-Liberty Formula One, Class C(a)	1,012,762

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 86.7% (Continued)
	SEMICONDUCTORS - 4.9%
13,661	ON Semiconductor Corporation(a)	$ 1,027,307

	SPECIALTY FINANCE - 4.9%
11,393	Walker & Dunlop, Inc.	1,017,509

	TECHNOLOGY SERVICES - 8.7%
4,179	CACI International, Inc., Class A(a)	1,305,102
6,343	PayPal Holdings, Inc.(a)	497,355
		1,802,457

	TOTAL COMMON STOCKS (Cost $17,192,985)	18,004,644

	SHORT-TERM INVESTMENT — 13.6%
	MONEY MARKET FUND - 13.6%
2,815,219	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.79% (Cost $2,815,219)(b)	2,815,219

	TOTAL INVESTMENTS - 100.3% (Cost $20,008,204)	$ 20,819,863
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(54,532)
	NET ASSETS - 100.0%	$ 20,765,331

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2022.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9%
	AUTOMOTIVE - 3.0%
3,590	Tesla, Inc.(a)	$ 698,973

	BEVERAGES - 1.6%
2,020	PepsiCo, Inc.	374,730

	BIOTECHNOLOGY & PHARMACEUTICALS - 2.8%
4,700	Ionis Pharmaceuticals, Inc.(a)	191,713
1,030	Merck & Company, Inc.	113,424
2,590	Neurocrine Biosciences, Inc.(a)	329,085
		634,222
	COMMERCIAL SUPPORT SERVICES - 2.3%
3,100	Waste Management, Inc.	519,932

	CONSTRUCTION MATERIALS - 1.7%
1,530	Carlisle Companies, Inc.	402,558

	E-COMMERCE DISCRETIONARY - 2.7%
6,320	Amazon.com, Inc.(a)	610,133

	FOOD - 0.8%
7,180	Pilgrim's Pride Corporation(a)	187,829

	HEALTH CARE FACILITIES & SERVICES - 6.8%
1,220	McKesson Corporation	465,650
1,370	Molina Healthcare, Inc.(a)	461,375
1,170	UnitedHealth Group, Inc.	640,879
		1,567,904
	INDUSTRIAL SUPPORT SERVICES - 2.1%
1,360	United Rentals, Inc.(a)	480,121

	INFRASTRUCTURE REIT - 1.0%
990	American Tower Corporation	219,038

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	INSURANCE - 4.0%
6,990	Arch Capital Group Ltd.(a)	$ 418,771
1,465	Everest Re Group Ltd.	495,082
		913,853
	INTERNET MEDIA & SERVICES - 7.2%
5,100	Airbnb, Inc., Class A(a)	520,914
3,750	Alphabet, Inc., Class A(a)	378,713
3,740	Alphabet, Inc., Class C(a)	379,423
3,310	GoDaddy, Inc., Class A(a)	261,920
4,650	Pinterest, Inc., Class A(a)	118,203
		1,659,173
	LEISURE FACILITIES & SERVICES - 4.8%
230	Chipotle Mexican Grill, Inc.(a)	374,201
1,090	Choice Hotels International, Inc.	134,310
2,640	Live Nation Entertainment, Inc.(a)	192,086
1,060	Madison Square Garden Sports Corporation	172,610
1,400	Marriott International, Inc., Class A	231,490
		1,104,697
	MACHINERY - 1.0%
990	IDEX Corporation	235,115

	MEDICAL EQUIPMENT & DEVICES - 4.2%
3,630	Agilent Technologies, Inc.	562,577
280	Mettler-Toledo International, Inc.(a)	411,477
		974,054
	OIL & GAS PRODUCERS - 0.5%
790	EOG Resources, Inc.	112,125

	PUBLISHING & BROADCASTING - 0.5%
1,860	Liberty Media Corporation-Liberty Formula One, Class C(a)	113,348

	RETAIL - CONSUMER STAPLES - 2.5%
1,060	Costco Wholesale Corporation	571,605

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	RETAIL - DISCRETIONARY - 3.9%
155	AutoZone, Inc.(a)	$ 399,745
1,050	Ulta Beauty, Inc.(a)	488,082
		887,827
	SELF-STORAGE REIT - 0.7%
550	Public Storage	163,878

	SEMICONDUCTORS - 4.9%
1,420	Advanced Micro Devices, Inc.(a)	110,235
1,360	Applied Materials, Inc.	149,056
240	Broadcom, Inc.	132,247
2,760	NVIDIA Corporation	467,075
2,190	QUALCOMM, Inc.	277,013
		1,135,626
	SOFTWARE - 18.6%
2,755	Crowdstrike Holdings, Inc., Class A(a)	324,126
8,810	Fortinet, Inc.(a)	468,340
7,353	Microsoft Corporation	1,876,043
1,440	Palo Alto Networks, Inc.(a)	244,656
1,150	Paycom Software, Inc.(a)	389,965
5,700	Splunk, Inc.(a)	442,776
1,600	Synopsys, Inc.(a)	543,264
		4,289,170
	TECHNOLOGY HARDWARE - 13.3%
16,270	Apple, Inc.	2,408,448
3,800	Arista Networks, Inc.(a)	529,340
4,190	Pure Storage, Inc., Class A(a)	122,306
		3,060,094
	TECHNOLOGY SERVICES - 6.7%
430	Automatic Data Processing, Inc.	113,580
360	Fair Isaac Corporation(a)	223,099
1,400	Gartner, Inc.(a)	490,518
4,200	Paychex, Inc.	520,926
860	Visa, Inc., Class A	186,620
		1,534,743

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	TRANSPORTATION & LOGISTICS - 1.3%
2,630	Expeditors International of Washington, Inc.	$ 305,238

	TOTAL COMMON STOCKS (Cost $19,364,840)	22,755,986

	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
299,633	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.79% (Cost $299,633)(b)	299,633

	TOTAL INVESTMENTS - 100.2% (Cost $19,664,473)	$ 23,055,619
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(44,153)
	NET ASSETS - 100.0%	$ 23,011,466

Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2022.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7%
	APPAREL & TEXTILE PRODUCTS - 0.5%
1,445	Skechers USA, Inc., Class A(a)	$ 60,936

	ASSET MANAGEMENT - 4.2%
1,898	Apollo Global Management, Inc.	131,702
1,470	Ares Management Corporation, Class A	115,233
7,208	Brightsphere Investment Group, Inc.	146,755
695	Raymond James Financial, Inc.	81,246
		474,936
	BANKING - 4.5%
3,350	Bank of NT Butterfield & Son Ltd. (The)	116,580
1,715	First Republic Bank	218,851
5,260	Huntington Bancshares, Inc.	81,425
3,760	PacWest Bancorp	98,211
		515,067
	BIOTECHNOLOGY & PHARMACEUTICAL - 0.4%
3,910	Elanco Animal Health, Inc.(a)	50,322

	CHEMICALS - 4.8%
365	Avery Dennison Corporation	70,565
5,780	Axalta Coating Systems Ltd.(a)	155,135
1,775	FMC Corporation	231,886
1,025	LyondellBasell Industries N.V., Class A	87,135
		544,721
	COMMERCIAL SUPPORT SERVICES - 4.7%
5,310	Aramark	220,896
2,245	Republic Services, Inc.	312,706
		533,602
	CONSUMER SERVICES - 0.8%
755	Grand Canyon Education, Inc.(a)	85,368

	CONTAINERS & PACKAGING - 1.1%
1,560	Crown Holdings, Inc.	128,248

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	E-COMMERCE DISCRETIONARY - 1.3%
9,915	Leslie's, Inc.(a)	$ 144,759

	ELECTRIC UTILITIES - 8.7%
2,730	Alliant Energy Corporation	153,699
1,750	Ameren Corporation	156,310
2,505	CMS Energy Corporation	152,980
2,350	Evergy, Inc.	139,144
15,580	Vistra Corporation	379,061
		981,194
	ELECTRICAL EQUIPMENT - 9.1%
1,090	Allegion plc	123,879
2,015	AMETEK, Inc.	286,977
335	Hubbell, Inc.	85,110
625	Keysight Technologies, Inc.(a)	113,056
5,725	nVent Electric plc	229,057
2,380	Otis Worldwide Corporation	185,854
		1,023,933
	ENGINEERING & CONSTRUCTION - 4.0%
9,400	WillScot Mobile Mini Holdings Corporation(a)	453,174

	HEALTH CARE FACILITIES & SERVICES - 4.9%
1,835	AmerisourceBergen Corporation	313,215
13,830	Aveanna Healthcare Holdings, Inc.(a)	9,384
1,035	IQVIA Holdings, Inc.(a)	225,651
		548,250
	HOME CONSTRUCTION - 0.8%
4,480	AZEK Company, Inc. (The)(a)	86,643

	HOUSEHOLD PRODUCTS - 1.0%
1,350	Church & Dwight Company, Inc.	110,525

	INSTITUTIONAL FINANCIAL SERVICES - 4.0%
1,130	Cboe Global Markets, Inc.	143,329

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 4.0% (Continued)
4,520	Nasdaq, Inc.	$ 309,439
		452,768
	INSURANCE - 6.2%
2,090	Allstate Corporation (The)	279,850
1,255	Arthur J Gallagher & Company	249,883
1,175	Reinsurance Group of America, Inc.	169,670
		699,403
	LEISURE PRODUCTS - 1.4%
875	Axon Enterprise, Inc.(a)	161,026

	MACHINERY - 1.9%
2,065	Crane Holdings Company	218,766

	MEDICAL EQUIPMENT & DEVICES - 4.2%
675	Agilent Technologies, Inc.	104,612
4,105	Avantor, Inc.(a)	91,459
435	Cooper Companies, Inc. (The)	137,612
1,855	Hologic, Inc.(a)	141,277
		474,960
	METALS & MINING - 1.7%
15,490	Constellium S.E.(a)	192,851

	OIL & GAS PRODUCERS - 5.2%
1,320	Diamondback Energy, Inc.	195,386
730	Pioneer Natural Resources Company	172,273
31,180	Southwestern Energy Company(a)	215,766
		583,425
	PUBLISHING & BROADCASTING - 3.2%
1,900	Nexstar Media Group, Inc.	360,164

	SEMICONDUCTORS - 1.2%
350	Analog Devices, Inc.	60,169
980	Entegris, Inc.	75,744
		135,913

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	SOFTWARE - 2.9%
6,507	N-Able, Inc.(a)	$ 73,074
4,740	SS&C Technologies Holdings, Inc.	254,822
		327,896
	SPECIALTY FINANCE - 1.6%
20,430	New Residential Investment Corporation	184,892

	TECHNOLOGY HARDWARE - 3.2%
1,345	Motorola Solutions, Inc.	366,109

	TECHNOLOGY SERVICES - 9.4%
790	CACI International, Inc., Class A(a)	246,717
635	CDW Corporation/DE	119,786
440	Equifax, Inc.	86,843
770	FactSet Research Systems, Inc.	355,193
3,545	MAXIMUS, Inc.	249,214
		1,057,753
	WHOLESALE - CONSUMER STAPLES - 1.8%
3,440	Performance Food Group Company(a)	209,771

	TOTAL COMMON STOCKS (Cost $8,379,071)	11,167,375

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
197,598	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class, 3.79% (Cost $197,598)(b)	197,598

	TOTAL INVESTMENTS - 100.4% (Cost $8,576,669)	$ 11,364,973
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(41,593)
	NET ASSETS - 100.0%	$ 11,323,380

LTD	- Limited Company
PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2022.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 95.1%
	AEROSPACE & DEFENSE - 0.9%
1,507	AerSale Corporation(a)	$ 23,886
16,230	AMMO, Inc.(a)	34,732
		58,618
	APPAREL & TEXTILE PRODUCTS - 0.8%
477	Crocs, Inc.(a)	48,177

	BANKING - 14.5%
904	1st Source Corporation	51,618
1,256	Amalgamated Financial Corporation	33,498
1,281	Bank of NT Butterfield & Son Ltd. (The)	44,579
804	Banner Corporation	56,778
653	City Holding Company	66,554
829	Eagle Bancorp, Inc.	39,096
3,015	Eastern Bankshares, Inc.	59,124
980	First Bancorp	47,657
3,542	Fulton Financial Corporation	65,846
2,914	Home BancShares, Inc.	74,161
854	Nicolet Bankshares, Inc.(a)	70,643
754	Preferred Bank	56,995
628	ServisFirst Bancshares, Inc.	47,615
1,206	Trustmark Corporation	44,115
2,487	United Community Banks, Inc.	96,919
930	Westamerica BanCorporation	57,428
		912,626
	BEVERAGES - 1.5%
854	Celsius Holdings, Inc.(a),(b)	95,084

	BIOTECHNOLOGY & PHARMACEUTICAL - 1.3%
2,336	Alkermes plc(a)	57,887
452	Intra-Cellular Therapies, Inc.(a)	24,507
		82,394
	CHEMICALS - 1.6%
477	Balchem Corporation	67,162

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	CHEMICALS - 1.6% (Continued)
829	Hawkins, Inc.	$ 34,486
		101,648
	COMMERCIAL SUPPORT SERVICES - 2.2%
402	AMN Healthcare Services, Inc.(a)	49,728
703	Korn Ferry	40,092
2,487	Resources Connection, Inc.	47,999
		137,819
	CONSTRUCTION MATERIALS - 0.6%
427	Simpson Manufacturing Company, Inc.	39,732

	CONSUMER SERVICES - 0.5%
2,362	Coursera, Inc.(a)	32,926

	ELECTRIC UTILITIES - 0.5%
578	Otter Tail Corporation	34,466

	ELECTRICAL EQUIPMENT - 4.6%
955	AAON, Inc.	75,693
578	Badger Meter, Inc.	66,944
502	Novanta, Inc.(a)	79,191
427	Watts Water Technologies, Inc., Class A	67,658
		289,486
	ENGINEERING & CONSTRUCTION - 2.1%
276	Dycom Industries, Inc.(a)	25,155
678	EMCOR Group, Inc.	105,022
		130,177
	FOOD - 2.0%
3,341	BellRing Brands, Inc.(a),(b)	83,224
653	Cal-Maine Foods, Inc.(b)	38,057
		121,281
	FORESTRY, PAPER & WOOD PRODUCTS - 0.7%
603	Boise Cascade Company	44,646

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.8%
251	Medpace Holdings, Inc.(a)	$ 52,682
301	Molina Healthcare, Inc.(a)	101,368
1,809	Pediatrix Medical Group, Inc.(a)	28,908
1,457	Progyny, Inc.(a)	53,370
		236,328
	HOTEL REIT - 1.1%
4,171	Pebblebrook Hotel Trust	69,447

	INDUSTRIAL INTERMEDIATE PROD - 2.0%
2,060	AZZ, Inc.	85,758
176	RBC Bearings, Inc.(a)	41,707
		127,465
	INDUSTRIAL SUPPORT SERVICES - 4.6%
1,030	Applied Industrial Technologies, Inc.	136,465
377	Transcat, Inc.(a)	30,171
930	WESCO International, Inc.(a)	119,896
		286,532
	INSURANCE - 1.4%
126	Kinsale Capital Group, Inc.	38,834
2,487	Lemonade, Inc.(a)	49,367
		88,201
	INTERNET MEDIA & SERVICES - 1.2%
1,683	HealthStream, Inc.(a)	42,748
703	TechTarget, Inc.(a)	32,099
		74,847
	LEISURE PRODUCTS - 3.0%
1,909	Acushnet Holdings Corporation	86,764
578	Fox Factory Holding Corporation(a)	61,326
377	LCI Industries	37,270
		185,360
	MACHINERY - 3.6%
1,055	Cactus, Inc., Class A	57,381
553	CSW Industrials, Inc.	66,885

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	MACHINERY - 3.6% (Continued)
578	Lindsay Corporation	$ 102,012
		226,278
	MEDICAL EQUIPMENT & DEVICES - 4.6%
4,221	Adaptive Biotechnologies Corporation(a)	37,060
2,789	Castle Biosciences, Inc.(a)	65,793
251	Inspire Medical Systems, Inc.(a)	60,634
352	Shockwave Medical, Inc.(a)	89,266
678	STAAR Surgical Company(a)	38,721
1	Zynex, Inc.	14
		291,488
	METALS & MINING - 2.4%
678	Encore Wire Corporation	99,063
1,507	MP Materials Corporation(a)	50,108
		149,171
	OFFICE REIT - 1.3%
2,965	Equity Commonwealth	80,321

	OIL & GAS PRODUCERS - 9.4%
1,181	Chesapeake Energy Corporation	122,233
779	Chord Energy Corporation	118,821
3,668	Magnolia Oil & Gas Corporation, CLASS A	95,661
1,407	Matador Resources Company	93,369
251	Murphy USA, Inc.	74,248
1,583	Ovintiv, Inc.	88,268
		592,600
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
1,055	Helmerich & Payne, Inc.	53,890
3,140	ProPetro Holding Corporation(a)	34,477
		88,367
	RETAIL - CONSUMER STAPLES - 0.8%
703	BJ's Wholesale Club Holdings, Inc.(a)	52,894

	RETAIL - DISCRETIONARY - 7.1%
2,362	Academy Sports & Outdoors, Inc.	119,234

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	RETAIL - DISCRETIONARY - 7.1% (Continued)
126	Avis Budget Group, Inc.(a)	$ 28,174
1,633	Buckle, Inc. (The)	71,770
1,785	Builders FirstSource, Inc.(a)	114,115
3,693	Designer Brands, Inc., Class A	56,503
2,462	Macy's, Inc.	57,857
		447,653
	SEMICONDUCTORS - 0.9%
628	Diodes, Inc.(a)	57,920

	SOFTWARE - 3.3%
1,608	Digi International, Inc.(a)	68,292
3,367	Fastly, Inc.(a)	32,525
1,281	Phreesia, Inc.(a)	35,637
301	Qualys, Inc.(a)	37,119
226	SPS Commerce, Inc.(a)	32,151
		205,724
	SPECIALTY FINANCE - 1.5%
804	GATX Corporation	90,651
31	PROG Holdings, Inc.(a)	610
		91,261
	SPECIALTY REITS - 2.2%
5,150	GEO Group, Inc. (The)(a)	60,873
1,256	Hannon Armstrong Sustainable Infrastructure	40,745
2,085	Outfront Media, Inc.	38,135
		139,753
	TECHNOLOGY HARDWARE - 1.8%
477	Super Micro Computer, Inc.(a)	43,040
4,397	TTM Technologies, Inc.(a)	70,660
		113,700
	TELECOMMUNICATIONS - 1.0%
1,206	Iridium Communications, Inc.(a)	64,039

	TRANSPORTATION & LOGISTICS - 2.1%
3,015	Heartland Express, Inc.	50,471

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	TRANSPORTATION & LOGISTICS - 2.1% (Continued)
653	Matson, Inc.	$ 41,635
980	Universal Logistics Holdings, Inc.	37,211
		129,317
	WHOLESALE - CONSUMER STAPLES - 0.8%
804	Performance Food Group Company(a)	49,028

	TOTAL COMMON STOCKS (Cost $5,030,034)	5,976,774

Shares		Fair Value
	REITS — 0.9%
	SPECIALTY FINANCE - 0.9%
2,261	Blackstone Mortgage Trust, Inc., Class A	57,135

	TOTAL REITS (Cost $64,172)	57,135

Principal Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 2.3%
	REPURCHASE AGREEMENTS - 2.3%
145,727	BNP Paribas SA, dated 11/30/2022, due 12/1/2022, 3.780%, total to be received $148,642 (Collateralized by various US Government agency obligations, due 05/25/2023-08/15/2048, 0.000%-6.875% totaling $147,767)	145,727

	TOTAL REPURCHASE AGREEMENTS (Cost $145,757)	145,727

Shares		Fair Value
	SHORT-TERM INVESTMENT — 4.6%
	MONEY MARKET FUND - 4.6%
286,781	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class, Institutional Class, 3.79% (Cost $286,781)(c)	286,781

	TOTAL INVESTMENTS - 102.9% (Cost $5,526,744)	$ 6,466,417
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%	(184,055)
	NET ASSETS - 100.0%	$ 6,282,362

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2022 was $343,641.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2022.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.4%
	Australia - 7.1%
620	Macquarie Group Ltd.(a)	$ 76,254
26,680	Stockland Corp. Ltd.(a)	69,663
3,260	Woodside Energy Group Ltd.	82,334
		228,251
	Canada - 4.5%
740	Bank of Montreal	72,275
1,100	Restaurant Brands International, Inc.	72,985
		145,260
	China - 4.2%
2,500	BYD Company Ltd., H Shares(a)	63,651
14,200	China Merchants Bank Company Ltd., H Shares(a)	72,124
		135,775
	Denmark - 2.8%
720	Novo Nordisk A/S, Class B(a)	90,319

	Finland - 2.5%
16,250	Nokia Corporation	80,161

	France - 4.2%
790	Arkema S.A.(a)	70,327
1,390	Compagnie de Saint-Gobain	64,174
		134,501
	Germany - 9.5%
323	Allianz SE(a)	69,033
2,060	GEA Group AG	84,340
410	Merck KGaA(a)	75,211
1,410	Siemens Healthineers AG	75,244
		303,828
	Indonesia - 2.5%
254,800	Bank Rakyat Indonesia Persero Tbk PT	81,545

	Italy - 2.4%
5,260	Eni SpA(b)	78,523

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	Japan - 15.2%
500	HIROSE ELECTRIC CO LTD	$ 66,922
1,200	Konami Corp	56,510
2,800	Nippon Yusen KK(a),(b)	62,329
3,600	Olympus Corp.(a)	74,375
1,000	Sony Corporation	82,843
3,700	Tokyo Gas Company Ltd.	68,065
1,900	Toyota Tsusho Corp.(a)	73,349
		484,393
	Korea (Republic of) - 2.0%
1,220	Kia Motors Corporation(a)	64,982

	Korea (Republic Of) - 2.4%
860	Orion Corporation of Republic of Korea	78,105

	Luxembourg - 1.8%
830	Eurofins Scientific S.E.(a),(b)	57,686

	Mexico - 2.2%
18,250	Wal-Mart de Mexico S.A.B de C.V.	72,139

	Netherlands - 4.7%
5,920	ABN AMRO Bank N.V. - ADR	76,438
1,930	STMicroelectronics N.V.	74,797
		151,235
	South Africa - 2.0%
6,520	Mr. Price Group Ltd.(a)	63,776

	South Korea - 2.3%
3,760	Korean Air Lines Co. Ltd.(c)	74,607

	Spain - 2.5%
27,170	Banco Santander S.A.	81,171

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	Switzerland - 2.5%
4,430	UBS Group AG(a)	$ 81,741

	Taiwan - 2.1%
7,000	Delta Electronics, Inc.	68,641

	Taiwan Province of China - 2.6%
1,010	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	83,810

	Thailand - 2.6%
12,900	Bumrungrad Hospital PCL	83,751

	United Kingdom - 13.8%
1,790	Anglo American plc	74,440
37,180	Barclays plc	72,747
2,330	BP plc - ADR	83,648
1,310	Coca-Cola European Partners plc	69,548
1,180	InterContinental Hotels Group plc	68,699
3,760	Mondi plc(a)	71,061
		440,143

	TOTAL COMMON STOCKS (Cost $2,956,873)	3,164,343

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	COLLATERAL FOR SECURITIES LOANED — 2.8%
	REPURCHASE AGREEMENTS – 2.8%			Fair Value
90,016	BNP Paribas SA, dated 11/30/2022, due 12/1/2022, 3.780%, total to be received $91,816 (Collateralized by various US Government agency obligations, due 05/15/2030-02/15/2052, 0.125%-3.375% totaling $91,625)			90,016

	TOTAL REPURCHASE AGREEMENTS (Cost $90,016)			90,016

Shares
	SHORT-TERM INVESTMENT — 1.8%
	MONEY MARKET FUND - 1.8%
57,130	Dreyfus Institutional Preferred Government Money, Institutional Class, 3.79% (Cost $57,130)(d)			57,130

	TOTAL INVESTMENTS - 103.0% (Cost $3,104,019)			$ 3,311,489
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%			(95,484)
	NET ASSETS - 100.0%			$ 3,216,005

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
PLC	- Public Limited Company
S/A	- Société Anonyme

BNY	Bank of NY

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Depreciation
To Sell:
Euro	12/01/2022	Bank of NY	984	$ 1,025	$ (9)
				$ 1,025	$ (9)

Total					$ (9)

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2022 was $85,238.
(c)	Non-income producing security.
(d)	Rate disclosed is the seven day effective yield as of November 30, 2022.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3%
	BIOTECHNOLOGY & PHARMACEAUTICALS - 46.5%
2,965	AbbVie, Inc.	$ 477,899
2,685	Amgen, Inc.	768,984
1,184	Biogen, Inc.(a)	361,321
1,000	Eli Lilly and Company	371,080
6,420	Gilead Sciences, Inc.	563,869
15,000	Ironwood Pharmaceuticals, Inc.(a)	181,650
2,320	Johnson & Johnson	412,960
4,935	Merck & Company, Inc.	543,442
2,366	Moderna, Inc.(a)	416,203
2,591	Novartis A.G. - ADR	232,050
7,668	Pfizer, Inc.	384,397
720	Regeneron Pharmaceuticals, Inc.(a)	541,224
2,282	United Therapeutics Corporation(a)	638,709
1,270	Vertex Pharmaceuticals, Inc.(a)	401,828
		6,295,616
	HEALTH CARE FACILITIES & SERVICES - 41.5%
2,665	AmerisourceBergen Corporation	454,889
1,457	Anthem, Inc.	776,464
6,336	Cardinal Health, Inc.	507,957
1,211	Charles River Laboratories International, Inc.(a)	276,798
1,136	Cigna Corporation	373,619
2,000	Ensign Group, Inc. (The)	190,000
630	Humana, Inc.	346,437
1,665	Laboratory Corp of America Holdings	400,766
1,604	McKesson Corporation	612,215
1,042	Molina Healthcare, Inc.(a)	350,914
2,910	Quest Diagnostics, Inc.	441,825
4,221	Tenet Healthcare Corporation(a)	194,926
1,250	UnitedHealth Group, Inc.	684,700
		5,611,510
	MEDICAL EQUIPMENT & DEVICES - 10.3%
1,673	Illumina, Inc.(a)	364,848
1,622	Intuitive Surgical, Inc.(a)	438,573
3,025	Medtronic plc	239,096

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 10.3% (Continued)
1,524	Stryker Corporation	$ 356,448
		1,398,965

	TOTAL COMMON STOCKS (Cost $8,942,679)	13,306,091

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.2%
	MONEY MARKET FUND - 2.2%
291,783	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class, 3.79% (Cost $291,783)(b)	291,783

	TOTAL INVESTMENTS - 100.5% (Cost $9,234,462)	$ 13,597,874
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(63,786)
	NET ASSETS - 100.0%	$ 13,534,088

ADR	- American Depositary Receipt
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2022.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7%
	E-COMMERCE DISCRETIONARY - 7.8%
20,660	Amazon.com, Inc.(a)	$ 1,994,516
19,638	eBay, Inc.	892,351
		2,886,867
	ENTERTAINMENT CONTENT - 3.3%
16,455	Activision Blizzard, Inc.	1,216,847

	INTERNET MEDIA & SERVICES - 12.4%
6,000	Alphabet, Inc., Class A(a)	605,940
24,170	Alphabet, Inc., Class C(a)	2,452,047
13,073	Meta Platforms, Inc., Class A(a)	1,543,921
		4,601,908
	SEMICONDUCTORS - 17.1%
24,038	Intel Corporation	722,823
4,970	KLA Corporation	1,953,955
4,513	NVIDIA Corporation	763,735
14,420	QUALCOMM, Inc.	1,823,986
11,416	Skyworks Solutions, Inc.	1,091,598
		6,356,097
	SOFTWARE - 24.2%
12,790	Akamai Technologies, Inc.(a)	1,213,259
8,042	Microsoft Corporation	2,051,836
20,581	Oracle Corporation	1,708,840
6,620	Salesforce, Inc.(a)	1,060,855
4,550	Synopsys, Inc.(a)	1,544,907
11,510	VMware, Inc., Class A(a)	1,398,350
		8,978,047
	TECHNOLOGY HARDWARE - 11.3%
12,704	Apple, Inc.	1,880,573
46,577	Cisco Systems, Inc.	2,315,809
		4,196,382
	TECHNOLOGY SERVICES - 23.6%
17,805	Amdocs Ltd.	1,582,152
11,963	Cognizant Technology Solutions Corporation, Class A	744,218
10,473	Global Payments, Inc.	1,086,888

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 23.6% (Continued)
6,795	Jack Henry & Associates, Inc.	$ 1,286,633
3,236	Mastercard, Inc., Class A	1,153,310
12,062	PayPal Holdings, Inc.(a)	945,781
8,961	Visa, Inc., Class A(b)	1,944,538
		8,743,520

	TOTAL COMMON STOCKS (Cost $16,434,340)	36,979,668

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
211,916	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class, Institutional Class, 3.79% (Cost $211,916)(c)	211,916

	TOTAL INVESTMENTS - 100.3% (Cost $16,646,256)	$ 37,191,584
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(101,284)
	NET ASSETS - 100.0%	$ 37,090,300

LTD	- Limited Company

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2022 was $1,854,571.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2022.

Ts p

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2%
	CHEMICALS - 14.6%
3,312	BASF S.E. - ADR	$ 42,311
1,830	Covestro A.G. - ADR	36,399
645	Dow, Inc.	32,876
605	Huntsman Corporation	16,807
120	Linde plc	40,377
358	LyondellBasell Industries N.V., Class A	30,434
611	Mosaic Company (The)	31,344
95	PPG Industries, Inc.	12,846
142	Westlake Corporation	15,286
		258,680
	CONTAINERS & PACKAGING - 4.5%
650	Berry Global Group, Inc.	38,090
591	International Paper Company	21,938
499	Westrock Company	18,922
		78,950
	ENGINEERING & CONSTRUCTION - 0.2%
172	Technip Energies N.V. - ADR	2,688

	FORESTRY, PAPER & WOOD PRODUCTS - 1.6%
538	Sylvamo Corporation	29,100

	METALS & MINING - 14.6%
1,967	Anglo American plc - ADR	40,324
11,569	B2Gold Corporation	40,261
434	BHP Group Ltd. - ADR	27,255
493	Freeport-McMoRan, Inc.	19,621
277	Newmont Corporation	13,149
602	Rio Tinto plc - ADR	41,320
3,508	Sibanye Stillwater Ltd. - ADR	39,325
2,258	Vale S.A. - ADR	37,257
		258,512
	OIL & GAS PRODUCERS - 56.5%
1,852	BP plc - ADR	66,487
717	Canadian Natural Resources Ltd.	42,819

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	OIL & GAS PRODUCERS - 56.5% (Continued)
296	Chesapeake Energy Corporation	$ 30,636
704	Chevron Corporation	129,051
378	Civitas Resources, Inc.	25,462
419	ConocoPhillips	51,751
255	Diamondback Energy, Inc.	37,745
213	Enbridge, Inc.	8,795
2,019	Eni SpA - ADR	59,783
353	EOG Resources, Inc.	50,101
250	Equinor ASA - ADR	9,620
3,755	Equitrans Midstream Corporation	31,504
1,144	Exxon Mobil Corporation	127,373
1,390	Kinder Morgan, Inc.	26,577
263	Marathon Petroleum Corporation	32,036
588	Ovintiv, Inc.	32,787
3,679	Petroleo Brasileiro S.A. - ADR	43,008
939	Shell plc - ADR	54,903
1,534	Suncor Energy, Inc.	50,423
424	TotalEnergies S.E. - ADR	26,466
434	Valero Energy Corporation	57,991
161	Woodside Energy Group Ltd. - ADR	4,060
		999,378
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
498	Schlumberger N.V.	25,672

	STEEL - 4.8%
174	Nucor Corporation	26,091
470	POSCO - ADR	26,818
319	Steel Dynamics, Inc.	33,154
		86,063

	TOTAL COMMON STOCKS (Cost $1,251,053)	1,739,043

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
SHORT-TERM INVESTMENT — 1.5%
MONEY MARKET FUND - 1.5%
27,410	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class, 3.79% (Cost $27,410)(a)	$ 27,410

	TOTAL INVESTMENTS - 99.7% (Cost $1,278,463)	$ 1,766,453
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	5,274
	NET ASSETS - 100.0%	$ 1,771,727

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Rate disclosed is the seven day effective yield as of November 30, 2022.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.5%
	ASSET MANAGEMENT - 12.8%
48	Ameriprise Financial, Inc.	$ 15,934
27	BlackRock, Inc.	19,332
448	Blackstone, Inc.	41,005
222	Charles Schwab Corporation (The)	18,324
398	Raymond James Financial, Inc.	46,526
561	Stifel Financial Corporation	36,044
		177,165
	BANKING - 31.7%
1,503	Bank of America Corporation	56,889
175	Bank OZK	8,076
1,052	Citigroup, Inc.	50,927
409	East West Bancorp, Inc.	28,716
335	Fifth Third Bancorp	12,181
465	JPMorgan Chase & Company	64,255
55	PNC Financial Services Group, Inc. (The)	9,254
449	Popular, Inc.	32,786
1,644	Regions Financial Corporation	38,157
677	Synovus Financial Corporation	28,522
206	Truist Financial Corporation	9,643
949	US Bancorp	43,075
870	Wells Fargo & Company	41,717
253	Zions Bancorp NA	13,110
		437,308
	INSTITUTIONAL FINANCIAL SERVICES - 10.7%
190	Cboe Global Markets, Inc.	24,100
233	CME Group, Inc.	41,125
56	Goldman Sachs Group, Inc. (The)	21,624
70	Intercontinental Exchange, Inc.	7,582
575	Morgan Stanley	53,514
		147,945
	INSURANCE - 30.4%
584	Aflac, Inc.	42,007
230	American Financial Group, Inc.	32,711
30	Aon plc, CLASS A	9,248

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	INSURANCE - 30.4% (Continued)
58	Arthur J Gallagher & Company	$ 11,548
125	Axis Capital Holdings Ltd.	7,195
433	Berkshire Hathaway, Inc., Class B(a)	137,955
290	Chubb Ltd.	63,681
140	Marsh & McLennan Companies, Inc.	24,245
622	MetLife, Inc.	47,707
81	Progressive Corporation (The)	10,704
258	Voya Financial, Inc.	17,023
198	W R Berkley Corporation	15,103
		419,127
	MORTGAGE FINANCE - 1.1%
1,511	AGNC Investment Corporation	15,095

	SPECIALTY FINANCE - 7.6%
109	American Express Company	17,177
232	Capital One Financial Corporation	23,952
169	Discover Financial Services	18,313
481	Fidelity National Financial, Inc.	19,413
683	Synchrony Financial	25,667
		104,522
	TECHNOLOGY SERVICES - 2.2%
15	MSCI, Inc.	7,617
65	S&P Global, Inc.	22,932
		30,549

	TOTAL COMMON STOCKS (Cost $845,126)	1,331,711

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
SHORT-TERM INVESTMENT — 4.2%
MONEY MARKET FUND - 4.2%
57,770	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class, 3.79% (Cost $57,770)(b)	$ 57,770

	TOTAL INVESTMENTS - 100.7% (Cost $902,896)	$ 1,389,481
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(10,335)
	NET ASSETS - 100.0%	$ 1,379,146

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2022.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	OPEN END FUNDS — 97.3%
	FIXED INCOME - 97.3%
87,051	Vanguard Short-Term Bond Index Fund, Admiral Class	$ 860,932
518,124	Vanguard Ultra-Short-Term Bond Fund Admiral Class, Admiral Class	10,196,676
		11,057,608

	TOTAL OPEN END FUNDS (Cost $11,380,319)	11,057,608

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.4%
	MONEY MARKET FUND - 3.4%
391,449	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class, 3.79% (Cost $391,449)(a)	391,449

	TOTAL INVESTMENTS - 100.7% (Cost $11,771,768)	$ 11,449,057
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(78,874)
	NET ASSETS - 100.0%	$ 11,370,183

(a)	Rate disclosed is the seven day effective yield as of November 30, 2022.

SARATOGA MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	OPEN END FUNDS — 93.4%
	FIXED INCOME - 93.4%
56,020	JPMorgan Ultra-Short Municipal Fund, Class I	$ 554,037
2,999	Vanguard Short-Term Tax-Exempt Fund, Admiral Class	46,694
		600,731

	TOTAL OPEN END FUNDS (Cost $611,869)	600,731

Shares		Fair Value
	SHORT-TERM INVESTMENT — 7.0%
	MONEY MARKET FUND - 7.0%
44,758	Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 1.88% (Cost $44,758)(a)	44,758

	TOTAL INVESTMENTS - 100.4% (Cost $656,627)	$ 645,489
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(2,561)
	NET ASSETS - 100.0%	$ 642,928

(a)	Rate disclosed is the seven day effective yield as of November 30, 2022.

SARATOGA U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.5%
	MONEY MARKET FUNDS - 99.5%
1,383,744	BlackRock Liquidity FedFund, Institutional Class, 3.55%(a)	$ 1,383,744
1,383,743	Dreyfus Government Cash Management Fund, Class I, 3.61%(a)	1,383,743
1,383,743	Federated Hermes Government Obligations Fund, Institutional Class, 3.61%(a)	1,383,743
1,383,743	JPMorgan US Government Money Market Fund, Capital Class 3.52%(a)	1,383,743
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,534,973)	5,534,973

	TOTAL INVESTMENTS - 99.5% (Cost $5,534,973)	$ 5,534,973
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	25,568
	NET ASSETS - 100.0%	$ 5,560,541

(a)	Rate disclosed is the seven day effective yield as of November 30, 2022.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	OPEN END FUNDS — 93.6%
	ALTERNATIVE - 9.8%
11,502	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 92,590

	EQUITY - 71.9%
2,438	Saratoga Energy & Basic Materials Portfolio, Class I(a)	34,247
1,660	Saratoga Health & Biotechnology Portfolio, Class I(a)	42,434
5,231	Saratoga Large Capitalization Growth Portfolio, Class I(a)	119,473
6,591	Saratoga Large Capitalization Value Portfolio, Class I(a)	177,569
8,616	Saratoga Mid Capitalization Portfolio, Class I(a)	106,318
1,317	Saratoga Technology & Communications Portfolio, Class I(a)	29,446
706	Vanguard Financials Index Fund, Admiral Class	31,347
852	Vanguard Small-Cap Index Fund, Admiral Class	80,109
2,134	Vanguard Total International Stock Index Fund, Admiral Class	61,521
		682,464
	FIXED INCOME - 11.9%
5,755	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	113,253

	TOTAL OPEN END FUNDS (Cost $892,413)	888,307

	SHORT-TERM INVESTMENTS — 6.7%
	MONEY MARKET FUNDS - 6.7%
63,304	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.79% (Cost $63,304)(b)	63,304

	TOTAL INVESTMENTS - 100.3% (Cost $955,717)	$ 951,611
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(2,768)
	NET ASSETS - 100.0%	$ 948,843

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2022.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	OPEN END FUNDS — 72.3%
	ALTERNATIVE - 7.3%
24,203	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 194,832

	EQUITY - 33.5%
10,609	Saratoga Large Capitalization Growth Portfolio, Class I(a)	242,300
13,273	Saratoga Large Capitalization Value Portfolio, Class I(a)	357,570
17,480	Saratoga Mid Capitalization Portfolio, Class I(a)	215,703
511	Vanguard Small-Cap Index Fund, Admiral Class	48,030
931	Vanguard Total International Stock Index Fund, Admiral Class	26,827
		890,430
	FIXED INCOME - 31.5%
42,495	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	836,306

	TOTAL OPEN END FUNDS (Cost $1,990,740)	1,921,568

	SHORT-TERM INVESTMENT — 28.1%
	MONEY MARKET FUND - 28.1%
745,132	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.79% (Cost $745,132)(b)	745,132

	TOTAL INVESTMENTS - 100.4% (Cost $2,735,872)	$ 2,666,700
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(10,352)
	NET ASSETS - 100.0%	$ 2,656,348

(a) (b)	Investment in affiliate. Rate disclosed is the seven day effective yield as of November 30, 2022.

2.28.22

SARATOGA MODERATELY BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	OPEN END FUNDS — 86.3%
	ALTERNATIVE - 7.6%
15,833	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 127,454

	EQUITY - 56.3%
2,128	Saratoga Energy & Basic Materials Portfolio, Class I(a)	29,900
1,473	Saratoga Health & Biotechnology Portfolio, Class I(a)	37,645
9,311	Saratoga Large Capitalization Growth Portfolio, Class I(a)	212,657
11,652	Saratoga Large Capitalization Value Portfolio, Class I(a)	313,908
15,460	Saratoga Mid Capitalization Value Portfolio, Class I(a)	190,774
1,345	Saratoga Technology & Communications Portfolio, Class I(a)	30,054
636	Vanguard Financials Index Fund, Admiral Class	28,232
680	Vanguard Small-Cap Index Fund, Admiral Class	63,941
1,404	Vanguard Total International Stock Index Fund, Admiral Class	40,485
		947,596
	FIXED INCOME - 22.4%
19,193	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	377,728

	TOTAL OPEN END FUNDS (Cost $1,449,405)	1,452,778

	SHORT-TERM INVESTMENT — 14.1%
	MONEY MARKET FUND - 14.1%
237,473	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.79% (Cost $237,473)(b)	237,473

	TOTAL INVESTMENTS - 100.4% (Cost $1,686,878)	$ 1,690,251
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(5,935)
	NET ASSETS - 100.0%	$ 1,684,316

(a) (b)	Investment in affiliate. Rate disclosed is the seven day effective yield as of November 30, 2022.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	OPEN END FUNDS — 86.2%
	ALTERNATIVE - 8.4%
9,612	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 77,378

	EQUITY - 59.5%
1,832	Saratoga Energy & Basic Materials Portfolio, Class I(a)	25,736
1,079	Saratoga Health & Biotechnology Portfolio, Class I(a)	27,568
4,707	Saratoga Large Capitalization Growth Portfolio, Class I(a)	107,518
5,888	Saratoga Large Capitalization Value Portfolio, Class I(a)	158,636
8,448	Saratoga Mid Capitalization Portfolio, Class I(a)	104,248
868	Saratoga Technology & Communications Portfolio, Class I(a)	19,409
404	Vanguard Financials Index Fund, Admiral Class	17,928
579	Vanguard Small-Cap Index Fund, Admiral Class	54,421
1,255	Vanguard Total International Stock Index Fund, Admiral Class	36,180
		551,644
	FIXED INCOME - 18.3%
8,605	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	169,355

	TOTAL OPEN END FUNDS (Cost $796,077)	798,377

	SHORT-TERM INVESTMENT — 14.1%
	MONEY MARKET FUND - 14.1%
131,238	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.79% (Cost $131,238)(b)	131,238

	TOTAL INVESTMENTS - 100.3% (Cost $927,315)	$ 929,615
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(3,007)
	NET ASSETS - 100.0%	$ 926,608

(a) (b)	Investment in affiliate. Rate disclosed is the seven day effective yield as of November 30, 2022.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	OPEN END FUNDS — 87.9%
	ALTERNATIVE - 7.7%
5,341	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 42,993

	EQUITY - 52.9%
3,126	Saratoga Large Capitalization Growth Portfolio, Class I(a)	71,389
3,887	Saratoga Large Capitalization Value Portfolio, Class I(a)	104,715
5,426	Saratoga Mid Capitalization Portfolio, Class I(a)	66,959
339	Vanguard Small-Cap Index Fund, Admiral Class	31,860
697	Vanguard Total International Stock Index Fund, Admiral Class	20,086
		295,009
	FIXED INCOME - 27.3%
7,727	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	152,071

	TOTAL OPEN END FUNDS (Cost $500,107)	490,073

	SHORT-TERM INVESTMENT — 12.7%
	MONEY MARKET FUND - 12.7%
70,993	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.79% (Cost $70,993)(b)	70,993

	TOTAL INVESTMENTS - 100.6% (Cost $571,100)	$ 561,066
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(3,199)
	NET ASSETS - 100.0%	$ 557,867

(a) (b)	Investment in affiliate. Rate disclosed is the seven day effective yield as of November 30, 2022.